UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Metalmark Capital LLC
         ---------------------
Address: 1177 Avenue of Americas
         -----------------------
         40th Floor
         ----------
         New York, NY 10036
         ------------------

Form 13F File Number:   28-11921
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth F. Clifford
         -------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (212) 823-1900
         --------------

Signature, Place, and Date of Signing:

/s/ Kenneth F. Clifford            New York, New York         November 14, 2012
-----------------------            ------------------         -----------------
     [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                    4
                                                      ---------------
Form 13F Information Table Entry Total:               4
                                                      ---------------
Form 13F Information Table Value Total:               $ 133,099
                                                      ---------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name
------  --------------------    -----------------------------------------
01      28-     06238           MSCP III, LLC
02      28-     11922           Morgan Stanley Capital Partners III, Inc.
03      28-     11353           MSDW Capital Partners IV, LLC
04      28-     11355           MSDW Capital Partners IV, Inc.

                           FORM 13F INFORMATION TABLE

                                            COLUMN 4              COLUMN 5       COLUMN 6     COLUMN 7           COLUMN 8
   COLUMN 1         COLUMN 2     COLUMN 3   VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN   CALL    DISCRETION    MANAGERS       SOLE   SHARED   NONE
----------------------------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------------------------- ---------------------------------------------------
ALLSCRIPTS
HEALTHCARE
SOLUTIONS, INC.  COMMON         01988P108   $  15     1,184      SH          DEFINED            -               1,184
----------------------------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------------------------- ---------------------------------------------------
ENERSYS
HOLDINGS INC.    COMMON         29275Y102   $  2,155   61,076    SH          DEFINED            -                 61,076
----------------------------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------------------------- ---------------------------------------------------
UNION
DRILLING INC.    COMMON         90653P105   $  37,967  5,850,067 SH          DEFINED            01, 02            5,850,067
----------------------------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------------------------- ---------------------------------------------------
VANGUARD
HEALTH
SYSTEMS, INC.    COMMON         922036207   $  92,962 7,515,136  SH          DEFINED       01, 02, 03, 04         7,515,136
----------------------------------------------------------------------------- ---------------------------------------------------